Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000206903
Shareholder Report [Line Items]
Fund Name	Alta Quality Growth Fund
Class Name	Institutional Class
Trading Symbol	AQLGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Alta Quality Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=aqgf?. You can also request this information by contacting us at (800) 957-0681.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=aqgf?
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.79%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%
AssetsNet	$ 47,610,802
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 121,806
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$47,610,802
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$121,806
Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	6.9%
Alphabet, Inc., Class A	6.3%
Amazon.com, Inc.	5.5%
Apple, Inc.	4.6%
UnitedHealth Group, Inc.	4.4%
Fiserv, Inc.	4.1%
NVIDIA Corp.	3.8%
MasterCard, Inc., Class A	3.7%
Adobe Systems, Inc.	3.6%
AutoZone, Inc.	3.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Materials	2.6%
Industrials	4.4%
Communications	11.7%
Health Care	11.9%
Financials	13.2%
Consumer Discretionary	18.8%
Technology	37.2%

C000206932
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Micro-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Micro-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$62	1.32%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.32%
AssetsNet	$ 17,775,094
Holdings Count | Holding	63
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$17,775,094
Number of Portfolio Holdings	63
Portfolio Turnover	56%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.0%
Financials	2.7%
Real Estate	3.1%
Communications	8.4%
Consumer Staples	8.5%
Health Care	10.2%
Industrials	10.8%
Energy	11.0%
Consumer Discretionary	12.6%
Technology	31.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000244274
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 93,257,694
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$93,257,694
Number of Portfolio Holdings	91
Portfolio Turnover	7%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.6%
Utilities	0.7%
Communications	2.1%
Real Estate	3.0%
Energy	7.1%
Materials	7.4%
Financials	9.3%
Health Care	9.7%
Consumer Staples	10.3%
Technology	13.2%
Consumer Discretionary	13.7%
Industrials	17.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206947
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	A Shares
Trading Symbol	FTVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$59	1.21%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.21%
AssetsNet	$ 405,193,166
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000225339
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	C Shares
Trading Symbol	FTVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$84	1.71%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.71%
AssetsNet	$ 405,193,166
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000196718
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Institutional Shares
Trading Symbol	FTVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 405,193,166
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000196717
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	Investor Shares
Trading Symbol	FTVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.16%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%
AssetsNet	$ 405,193,166
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000196719
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Mid-Cap Value Fund
Class Name	R6 Shares
Trading Symbol	FTVZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Mid-Cap Value Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$34	0.70%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.70%
AssetsNet	$ 405,193,166
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$405,193,166
Number of Portfolio Holdings	67
Portfolio Turnover	2%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-1.4%
Collateral for Securities Loaned	2.4%
Energy	4.4%
Utilities	4.5%
Health Care	4.6%
Consumer Discretionary	5.1%
Consumer Staples	6.2%
Real Estate	6.8%
Technology	13.7%
Industrials	14.4%
Materials	15.1%
Financials	24.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206944
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	A Shares
Trading Symbol	FTHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$50	1.05%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 9,740,587,624
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206943
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	C Shares
Trading Symbol	FTYCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$78	1.64%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.64%
AssetsNet	$ 9,740,587,624
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000161067
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$36	0.76%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.76%
AssetsNet	$ 9,740,587,624
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000161065
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	Investor Shares
Trading Symbol	FTHNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$50	1.05%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.05%
AssetsNet	$ 9,740,587,624
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000161066
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Equity Fund
Class Name	R6 Shares
Trading Symbol	FTHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$31	0.64%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.64%
AssetsNet	$ 9,740,587,624
Holdings Count | Holding	126
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$9,740,587,624
Number of Portfolio Holdings	126
Portfolio Turnover	9%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Utilities	0.1%
Collateral for Securities Loaned	0.6%
Real Estate	0.9%
Consumer Staples	2.2%
Communications	3.1%
Money Market Funds	4.0%
Energy	4.3%
Materials	7.7%
Consumer Discretionary	10.8%
Technology	11.0%
Health Care	12.6%
Financials	15.3%
Industrials	27.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206945
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	A Shares
Trading Symbol	FTXAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.29%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.29%
AssetsNet	$ 2,384,832,082
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206946
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	C Shares
Trading Symbol	FTXCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.80%
AssetsNet	$ 2,384,832,082
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000196715
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Institutional Shares
Trading Symbol	FTXSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.96%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.96%
AssetsNet	$ 2,384,832,082
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000196714
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	Investor Shares
Trading Symbol	FTXNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$59	1.25%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.25%
AssetsNet	$ 2,384,832,082
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000196716
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small-Cap Growth Fund
Class Name	R6 Shares
Trading Symbol	FTXFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small-Cap Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$41	0.86%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.86%
AssetsNet	$ 2,384,832,082
Holdings Count | Holding	59
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$2,384,832,082
Number of Portfolio Holdings	59
Portfolio Turnover	48%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Financials	1.2%
Collateral for Securities Loaned	1.5%
Energy	1.5%
Communications	1.8%
Consumer Staples	5.7%
Materials	6.0%
Industrials	9.1%
Health Care	11.0%
Technology	30.3%
Consumer Discretionary	31.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206937
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	A Shares
Trading Symbol	FTSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$61	1.28%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.28%
AssetsNet	$ 141,761,720
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000225341
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	C Shares
Trading Symbol	FTWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$80	1.78%Footnote Reference*

* Amount shown reflects the expenses of the Fund from October 7, 2024 to March 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.78%
AssetsNet	$ 141,761,720
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206938
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 141,761,720
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206936
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Small–Mid Core Equity Fund
Class Name	R6 Shares
Trading Symbol	FTSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Small–Mid Core Equity Fund for the period of October 7, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$37	0.79%Footnote Reference*

* Amount shown reflects the expenses of the Fund from October 7, 2024 to March 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.79%
AssetsNet	$ 141,761,720
Holdings Count | Holding	58
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$141,761,720
Number of Portfolio Holdings	58
Portfolio Turnover	15%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.5%
Collateral for Securities Loaned	0.3%
Communications	3.5%
Energy	4.2%
Consumer Staples	6.5%
Materials	7.8%
Real Estate	9.1%
Industrials	9.7%
Health Care	10.5%
Consumer Discretionary	11.8%
Technology	16.8%
Financials	18.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206942
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	A Shares
Trading Symbol	FTZAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$66	1.33%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.33%
AssetsNet	$ 186,348,335
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000225342
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	C Shares
Trading Symbol	FTZCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$90	1.83%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.83%
AssetsNet	$ 186,348,335
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206939
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	Institutional Shares
Trading Symbol	FTZIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
AssetsNet	$ 186,348,335
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000206941
Shareholder Report [Line Items]
Fund Name	FullerThaler Behavioral Unconstrained Equity Fund
Class Name	R6 Shares
Trading Symbol	FTZFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about FullerThaler Behavioral Unconstrained Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/fuller_thaler/. You can also request this information by contacting us at (888) 912-4562.
Additional Information Phone Number	(888) 912-4562
Additional Information Website	https://funddocs.filepoint.com/fuller_thaler/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$44	0.90%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%
AssetsNet	$ 186,348,335
Holdings Count | Holding	25
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$186,348,335
Number of Portfolio Holdings	25
Portfolio Turnover	4%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Collateral for Securities Loaned	0.4%
Materials	3.1%
Communications	3.7%
Financials	8.2%
Health Care	8.7%
Consumer Staples	10.0%
Industrials	17.0%
Consumer Discretionary	22.9%
Technology	25.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.
C000211210
Shareholder Report [Line Items]
Fund Name	Guardian Capital Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	DIVGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Capital Dividend Growth Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=gdgf?file=Guardian_DG_Fund_Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$47	0.95%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
AssetsNet	$ 37,303,237
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 64,189
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$37,303,237
Number of Portfolio Holdings	41
Advisory Fee (net of waivers)	$64,189
Portfolio Turnover	36%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	1.2%
Money Market Funds	1.6%
Materials	1.7%
Real Estate	2.5%
Communications	3.4%
Consumer Discretionary	5.2%
Consumer Staples	7.7%
Industrials	10.9%
Energy	11.3%
Health Care	12.0%
Financials	18.5%
Technology	23.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	6.0%
Costco Wholesale Corp.	5.3%
AXA S.A.	5.1%
Microsoft Corp.	5.0%
Williams Cos., Inc. (The)	4.9%
Broadcom, Inc.	4.7%
Allianz S.E.	4.3%
Republic Services, Inc.	3.6%
Royal Bank of Canada	3.2%
Wolters Kluwer N.V.	3.0%

C000216962
Shareholder Report [Line Items]
Fund Name	Guardian Capital Fundamental Global Equity Fund
Class Name	Institutional Class
Trading Symbol	GFGEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Guardian Capital Fundamental Global Equity Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf. You can also request this information by contacting us at (800) 957-0681.
Additional Information Phone Number	(800) 957-0681
Additional Information Website	https://funddocs.filepoint.com/altacapital/?fund=gfgef?file=Guardian_FGE_Fund_Summary.pdf
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$48	0.99%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.99%
AssetsNet	$ 87,511,450
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 306,384
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$87,511,450
Number of Portfolio Holdings	26
Advisory Fee (net of waivers)	$306,384
Portfolio Turnover	12%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.7%
Materials	4.2%
Industrials	6.8%
Communications	6.8%
Consumer Discretionary	8.8%
Financials	15.0%
Consumer Staples	16.5%
Technology	19.6%
Health Care	21.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
CME Group, Inc.	8.2%
MasterCard, Inc., Class A	6.8%
Booking Holdings, Inc.	6.8%
Yum China Holdings, Inc.	6.5%
EssilorLuxottica S.A.	6.1%
UnitedHealth Group, Inc.	5.1%
L'Oréal S.A.	4.8%
Reckitt Benckiser Group PLC	4.5%
Colgate-Palmolive Co.	4.4%
Novozymes A/S, Class B	4.2%